Investment in associate company and business combination, Impact of Acquisition (Details) - Goodwood [Member] - USD ($) $ in Thousands	8 Months Ended
	Dec. 31, 2022	May 31, 2022
Impact of Acquisition [Abstract]
Goodwill arising on acquisition		$ 1,356
Revenue contributed by acquisitions	$ 3,764
Amount of profit (loss) after tax	1,129
Total revenues if business combination had taken place at beginning of year	457,381
Increase in combined results if business combination had taken place at beginning of year	588
Combined results if business combination had taken place at beginning of year	$ 63,155